Assets Acquired and Liabilities Assumed on Acquisition (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2017	May 31, 2016	May 31, 2015
Acquisitions
Goodwill		$ 1,143,913	$ 1,219,630	$ 1,215,688
Weighted-average other intangible asset amortization life (in years)		14 years	9 years
2017 Acquisitions
Acquisitions
Current assets		$ 78,565
Property, plant and equipment		59,630
Goodwill		75,361
Tradenames - indefinite lives		12,251
Other intangible assets		83,447
Other long-term assets		460
Total Assets Acquired		309,714
Liabilities assumed		(51,344)
Net Assets Acquired	[1]	$ 258,370
2016 Acquisitions
Acquisitions
Current assets			$ 20,094
Property, plant and equipment			4,771
Goodwill			29,762
Other intangible assets			18,441
Other long-term assets			27
Total Assets Acquired			73,095
Liabilities assumed			(21,379)
Net Assets Acquired	[2]		$ 51,716

[1]	Figure includes cash acquired of $4.2 million.
[2]	Figure includes cash acquired of $6.5 million.